Pension Plans and Postretirement Benefits (Postretirement Funded Status) (Details) - Postretirement Plans - USD ($) $ in Millions	Jan. 03, 2016	Dec. 28, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Funded status	$ (10.7)	$ (12.8)
Unrecognized net (gain) loss	(4.2)	(3.1)
Amount recognized in balance sheet	(14.9)	(15.9)
Accrued postretirement benefits (long-term)	(9.6)	(11.6)
Accrued pension obligation short-term	(1.1)	(1.2)
Accumulated other comprehensive income	(4.2)	(3.1)
Net amount recognized, before tax effect	$ (14.9)	$ (15.9)